SUBSEQUENT EVENT (Details) - Subsequent Event. $ / shares in Units, $ in Millions	Jan. 28, 2020 USD ($) $ / shares shares
Secondary Public Offering
Subsequent event
Issuance of common stock (in shares)	3,152,712
Issue price (in dollars per share) | $ / shares	$ 45.50
Gross proceeds | $	$ 143.4
Underwriters' Option
Subsequent event
Issuance of common stock (in shares)	411,223